Commitments and contingencies (Details Narrative)			12 Months Ended
	Aug. 13, 2025 USD ($)	Aug. 13, 2025 MYR (RM)	Jun. 30, 2026 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Interest Costs Incurred	$ 937,353
Estimated claim amount			$ 1,327,500
Tumpuan Megah [Member]
Defined Benefit Plan Disclosure [Line Items]
Litigation Settlement, Amount Awarded to Other Party	$ 31,953	RM 130,000